CDC NVEST LARGE CAP GROWTH FUND

Supplement dated June 20, 2003 to the CDC Nvest Equity Funds Classes A, B and C and Class Y Prospectuses, each dated May 1, 2003, each as may be supplemented from time to time

On June 12, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I approved an Agreement and Plan of Reorganization (the "Agreement") between CDC Nvest Large Cap Growth Fund ("Large Cap Growth Fund") and Loomis Sayles Growth Fund ("Growth Fund") pursuant to which the Growth Fund would acquire all assets and assume all liabilities of the Large Cap Growth Fund in exchange for shares of the Growth Fund, to be followed immediately by the distribution of Growth Fund shares to the shareholders of the Large Cap Growth Fund in complete liquidation of the Large Cap Growth Fund. Therefore, shareholders of the Large Cap Growth Fund would become shareholders of the Growth Fund by effectively having their Large Cap Growth Fund shares exchanged for shares of the same class of the Growth Fund. The transaction is subject to the approval of the shareholders of the Large Cap Growth Fund. A special meeting of Large Cap Growth Fund shareholders ("Special Meeting") is scheduled to be held on or about November 11, 2003 to consider the approval of the Agreement. Shareholders of the Growth Fund are not being asked to approve the transaction.

It is expected that the transaction will be treated as a tax-free reorganization at both the fund and shareholder level. If, as expected, the transaction is tax-free, the Growth Fund will inherit any unrealized appreciation (or depreciation) on assets contributed by the Large Cap Growth Fund (after the realization of any gains or losses from the sale of assets by the Large Cap Growth Fund prior to the transaction, including sales made in anticipation of the transaction). In addition, Large Cap Growth Fund shareholders will own shares of the Growth Fund and would therefore eventually be allocated a proportionate share of any taxable gains realized by the Growth Fund and not distributed to Growth Fund shareholders prior to the transaction. On the shareholder level, after the merger, Large Cap Growth Fund shareholders will have the same aggregate tax basis in the Growth Fund shares they receive as they will have had in the Large Cap Growth Fund shares they exchange. In addition, Large Cap Growth Fund shareholders will have a holding period in the Growth Fund shares they receive in the exchange equal to the holding period of the Large Cap Growth Fund shares exchanged (provided that such shareholders have held their Large Cap Growth Fund shares as capital assets). Shareholders should consult their tax advisers regarding other possible tax consequences of the transaction, including possible state and local tax consequences.

A notice of the Special Meeting, a Prospectus/Proxy Statement describing the proposed transaction and a proxy card are expected to be mailed to shareholders of record as of September 15, 2003 of the Large Cap Growth Fund in September 2003. If the Agreement is approved by Large Cap Growth Fund shareholders and certain other conditions required by the Agreement are satisfied, the transaction is expected to occur on or around November 14, 2003 ("Transaction Date").

Prior to the Transaction Date, shareholders may redeem their shares of their Fund pursuant to the procedures set forth under in their Fund's Prospectuses. Such redemptions will be subject to any applicable sales charges, including contingent deferred sales charges. Shareholders may also exchange their shares for shares of the same class of any other CDC Nvest Fund that offers that class, as described under "Fund Services - Exchanging Shares" in the Large Cap Growth Fund's Prospectus. Such an exchange will not result in any sales charge. For federal income tax purposes, an exchange of Fund shares for shares of another mutual fund is generally treated as a sale on which a gain or loss may be recognized. A shareholder should consult with his or her tax adviser for more information on his or her own situation.

Effective October 15, 2003, CDC IXIS Asset Management Distributors, L.P., the distributor for the Large Cap Growth Fund, will no longer accept new investments for the Large Cap Growth Fund. Effective November 12, 2003, CDC IXIS Asset Management Distributors, L.P. will no longer accept additional investments from current shareholders of the Large Cap Growth Fund, including additional investments through automatic or systematic investment plans.

PROSPECTUS CHANGES

Effective May 30, 2003 Brian A. Grove no longer serves as co-portfolio manager of the Large Cap Growth Fund. William R. Berger and Curt E. Rohrman continue to serve as co-portfolio managers of the Large Cap Growth Fund.

                                                                      SP189-0603

                         CDC NVEST TAX FREE INCOME FUNDS

Supplement dated June 20, 2003 to the CDC Nvest Income Funds Classes A, B and C and Class Y Prospectuses and CDC Nvest Tax Free Income Funds Classes A and B Prospectus, each dated May 1, 2003, each as may be supplemented from time to time

CDC NVEST BOND INCOME FUND
CDC NVEST GOVERNMENT SECURITIES FUND
CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND

On June 12, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I and CDC Nvest Funds Trust II (the "CDC Nvest Trusts") approved the recommendation of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") to amend the advisory arrangements for CDC Nvest Bond Income Fund, CDC Nvest Government Securities Fund and CDC Nvest Massachusetts Tax Free Income Fund (the "Funds"). Under the Funds' current advisory arrangements, CDC IXIS Advisers serves as each Fund's investment adviser and Loomis, Sayles & Company, L.P. ("Loomis Sayles") as each Fund's subadviser.

Under the new arrangements, Loomis Sayles will serve as each Fund's investment adviser and will continue to manage the Funds' investment portfolios. CDC IXIS Advisers will continue to provide certain administrative and oversight services to the Funds. The aggregate fees to be paid to Loomis Sayles and CDC IXIS Advisers for these services will be the same as the aggregate advisory and subadvisory fees currently paid by the Funds. These changes, which are expected to be effective September 2003, will not result in any changes to the Funds' investment objectives and strategies or portfolio management personnel or fees, nor will they result in any changes to the type or level of services provided to the Funds.


CDC NVEST HIGH INCOME FUND
CDC NVEST LIMITED TERM U.S. GOVERNMENT INCOME FUND
CDC NVEST STRATEGIC INCOME FUND
CDC NVEST MUNICIPAL INCOME FUND

On June 12, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I and CDC Nvest Funds Trust II (the "CDC Nvest Trusts") approved the reorganization (the "Reorganization") of CDC Nvest Municipal Income Fund and CDC Nvest Strategic Income Fund, each a series of CDC Nvest Funds Trust I, and CDC Nvest High Income Fund and CDC Nvest Limited Term U.S. Government Fund, each a series of CDC Nvest Funds Trust II, into newly created series of Loomis Sayles Funds, a Massachusetts business trust (the "Loomis Sayles Trust"). Effective on or about September 12, 2003 (the "Effective Date"), CDC Nvest Municipal Income Fund, CDC Nvest Strategic Income Fund, CDC Nvest High Income Fund and CDC Nvest Limited Term U.S. Government Fund (the "Predecessor Funds") will each cease to be series of the CDC Nvest Trusts and will each become a series of the Loomis Sayles Trust (the "New Funds"). Consequently, shareholders of the Predecessor Funds will become shareholders of the same class of shares of the New Funds.

Each Predecessor Fund and its corresponding New Fund will have the same investment objective and strategies, fees and expenses and portfolio management personnel. Each Predecessor Fund is advised by CDC IXIS Asset Management Advisers, L.P. and is subadvised by Loomis, Sayles & Company, L.P. ("Loomis
Sayles"). Each New Fund will have Loomis Sayles as its investment adviser; however, this change will not result in any change to the personnel providing portfolio management services to the New Funds.

Each Reorganization is subject several conditions, including the approval of the shareholders of the relevant Predecessor Fund. A special meeting of shareholders of the Funds ("Special Meeting") is scheduled to be held on or about August 28, 2003 to consider the approval of the Reorganization. A notice of the Special Meeting, a Proxy Statement describing the proposed transaction and a proxy card are expected to be mailed to shareholders of record as of June 30, 2003 of the Predecessor Funds in early July 2003.

It is expected  that the  Reorganizations  will be tax free to each  Predecessor
Fund,  its  shareholders,   and  its   corresponding  New  Fund.   Assuming  the
Reorganizations are tax free, the following tax consequences will apply:

     o Predecessor Fund shareholders (1) will not recognize any gain or loss on the New Fund shares received in exchange for Predecessor Fund shares; (2) will have the same aggregate tax basis in the New Fund shares they receive as they will have had in the Predecessor Fund shares they will exchange; and (3) will have a holding period in their New Fund shares that will include the holding period of the Predecessor Fund shares they exchange (provided that such shareholders held their Predecessor shares as capital assets).

     o The Predecessor Fund will not recognize any gain or loss upon the transfer of its assets to the New Fund in exchange for Successor Fund shares and the assumption of the New Fund's liabilities, or upon the distribution of the New Fund shares to its shareholders in liquidation.

     o The New Fund (1) will not recognize any gain or loss upon the receipt of the Predecessor Fund's assets in exchange for the New Fund shares and the assumption of the Predecessor Fund's liabilities; (2) will have the same tax basis in the Predecessor Fund's assets as the Predecessor Fund had in such assets; and (3) will have a holding period for the Predecessor Fund's assets that includes the holding period that the Predecessor Fund had in such assets.

Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.


                                                                      SP190-0603

                           CDC NVEST BOND INCOME FUND
                      CDC NVEST GOVERNMENT SECURITIES FUND
                  CDC NVEST MASSACHUSETTS TAX FREE INCOME FUND

Supplement dated June 20, 2003 to the CDC Nvest Income Funds Classes A, B and C and Class Y Prospectuses and CDC Nvest Tax Free Income Funds Classes A and B Prospectus, each dated May 1, 2003, each as may be supplemented from time to time

On June 12, 2003, the Board of Trustees (the "Trustees") of CDC Nvest Funds Trust I and CDC Nvest Funds Trust II (the "CDC Nvest Trusts") approved the recommendation of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") to amend the advisory arrangements for CDC Nvest Bond Income Fund, CDC Nvest Government Securities Fund and CDC Nvest Massachusetts Tax Free Income Fund (the "Funds"). Under the Funds' current advisory arrangements, CDC IXIS Advisers serves as each Fund's investment adviser and Loomis, Sayles & Company, L.P. ("Loomis Sayles") as each Fund's subadviser.

Under the new arrangements, Loomis Sayles will serve as each Fund's investment adviser and will continue to manage the Funds' investment portfolios. CDC IXIS Advisers will continue to provide certain administrative and oversight services to the Funds. The aggregate fees to be paid to Loomis Sayles and CDC IXIS Advisers for these services will be the same as the aggregate advisory and subadvisory fees currently paid by the Funds. These changes, which are expected to be effective September 2003, will not result in any changes to the Funds' investment objectives and strategies or portfolio management personnel or fees, nor will they result in any changes to the type or level of services provided to the Funds.



                                                                      SP192-0603